Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

9.Commitments and Contingent Liabilities

NORI Exploration Contract

As part of the NORI Exploration Contract with the ISA, NORI submitted a periodic review report to the ISA in 2021, covering its intended work plan for the 2017-2021 period. The periodic review report included a summary of work completed over the previous 5-year period (2017 to 2021) and a work plan and estimated budget for the next five-year period (2022 to 2026). NORI had committed to spend approximately $5 million to deliver on its intended work plan from 2017 to 2021, which it has exceeded. The periodic review report, which included a proposed work plan and estimated budget for 2022 to 2026, has been reviewed by and agreed with the ISA, and the Company is implementing the next five-year plan. NORI has estimated its work plan for 2022 and 2023 to be approximately $40 million and $25 million, respectively, which may be settled in cash or equity. The cost of the estimated work plan for 2024 onwards is contingent on the ISA’s approval of the NORI Area D exploitation application. Should the approval of NORI’s exploitation application for NORI Area D be delayed or rejected, NORI intends to revise its estimated future work plan in respect of its NORI Area. Work plans are reviewed annually by the Company, agreed with the ISA and may be subject to change depending on the Company’s progress to date.

Marawa Exploration Contract

Through DGE’s Marawa Option Agreement and Services Agreement with Marawa with respect to the Marawa Contract Area, DGE committed to spend a defined amount of funds on exploration activities on an annual basis. The commitment for fiscal 2022, 2023 and 2024 is Australian dollars (“AUD”) $1 million, AUD $3 million and AUD $2 million, respectively. Such commitment is negotiated with the ISA as part of a five-year plan submissions and is subject to regular periodic reviews. To date, very limited offshore marine resource definition activities in the Marawa Contract Area have occurred and DGE expects to commit future resources as contractually agreed with Marawa to evaluate the future commercial viability of any project in such area. Marawa has not completed adequate exploration to establish the economic viability of any project in the Marawa Contract Area. Further work will need to be conducted in order to assess the viability of any potential project in the Marawa Contract Area and such work may take several years until such assessment can be made. Marawa has delayed certain of its efforts in the Marawa Contract Area while it determines how it will move forward with additional assessment work.

TOML Exploration Contract

As part of the TOML Exploration Contract, TOML submitted a periodic review report to the ISA in 2021, covering the 2017-2021 period. The periodic review report included a summary of work completed over the five-year period and a program of activities and estimated budget for the next five-year period. TOML had committed to spend  $30.0 million over the five-year period from 2017 to 2021. Such commitment has flexibility where the amount can be reduced by the ISA and such reduction would be dependent upon various factors including the success of the exploration programs and the availability of funding.

The Company has spent approximately $13.3 million in connection with the TOML Exploration Contract from 2017 to 2021. Discussions with the ISA are underway to review the progress achieved to date and agree on program activities for the next 5-years, at which point the next five-year commitment will be finalized.

Contingent Liability

On October 28, 2021, a shareholder filed a putative class action against the Company and certain executives in federal district court for the Eastern District of New York, styled Caper v. TMC The Metals Company Inc. F/K/A Sustainable Opportunities Acquisition Corp., Gerard Barron and Scott Leonard. The complaint alleges that all defendants violated Section 10(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 10b-5 promulgated thereunder, and Messrs. Barron and Leonard violated Section 20(a) of the Exchange Act, by making false and/or misleading statements and/or failing to disclose information about the Company’s operations and prospects during the period from March 4, 2021 and October 5, 2021. On November 15, 2021, a second complaint containing substantially the same allegations was filed, captioned Tran v. TMC the Metals Company, Inc. These cases have been consolidated. On March 6, 2022, a lead plaintiff was selected. The Company denies any allegations of wrongdoing and the Company has filed a motion to dismiss and intends to defend against this lawsuit. There is no assurance, however, that the Company or the other defendants will be successful in their defense of this lawsuit or that insurance will be available or adequate to fund any settlement or judgment or the litigation costs of this action. If the motion to dismiss is unsuccessful, there is a possibility that the Company may incur a loss in this matter. Such losses or range of possible losses either cannot be reliably estimated. A resolution of this lawsuit adverse to the Company or the other defendants, however, could have a material effect on the Company’s financial position and results of operations in the period in which the lawsuit is resolved.

19.Commitments and Contingent Liabilities

NORI Exploration Contract

As part of the NORI Exploration Contract with the ISA (Note 11), NORI submitted a periodic review report to the ISA in 2021, covering the 2017-2021 period. NORI had committed to spend $5 million over the five-year period from 2017 to 2021, which it has exceeded. The periodic review report included a summary of work completed over the 5-year period and a program of activities and estimated budget for the next five-year period. The report is being reviewed by the ISA.

Marawa Exploration Contract

As part of DGE’s Marawa Option Agreement and Services Agreement with Marawa with respect to the Marawa Area (Note 11), Marawa committed to spend a defined amount of funds on exploration activities on an annual basis. The commitment for fiscal 2021 and 2020 was Australian dollar $2 million and Australian dollar $1 million, respectively. The spending commitment for both years has been exceeded. The commitment for fiscal 2022, 2023 and 2024 is Australian dollar $1 million, Australian dollar $3 million and Australian dollar $2 million, respectively. Such commitment is negotiated with the ISA as part of the five-year plans submissions and is subject to regular periodic reviews.

TOML Exploration Contract

As part of the TOML Exploration Contract, TOML submitted a periodic review report to the ISA in 2021, covering the 2017-2021 period. The periodic review report included a summary of work completed over the five-year period and a program of activities and estimated budget for the next five-year period. TOML had committed to spend $30.0 million over the five-year period from 2017 to 2021. Such commitment has flexibility where the amount can be reduced by the ISA and such reduction would be dependent upon various factors including the success of the exploration programs and the availability of funding.

For the 2021 year, the Company has spent approximately $8.1 million in connection with the TOML Exploration Contract, bringing the five-year total spend to approximately $13.3 million, from 2017 to 2021.

Discussions with the ISA are underway to review the progress achieved to date and agree on program activities for the next 5-years.

Offtake Agreements

On May 25, 2012, the Company’s wholly-owned subsidiary, DGE, and Glencore International AG (“Glencore”) entered into a copper offtake agreement and a nickel offtake agreement. DGE has agreed to deliver to Glencore 50% of the annual quantity of copper and nickel produced at a DGE-owned processing facility from nodules derived from the NORI Area at London Metal Exchange referenced market pricing with allowances for product quality and delivery location. Both the copper and nickel offtake agreements are for the life of the Company’s rights to the NORI Area. Either party may terminate the agreement upon a material breach or insolvency of the other party. Glencore may also terminate the agreement by giving twelve months’ notice.

Sponsorship Agreements

On July 5, 2017, Nauru, the Nauru Seabed Minerals Authority and NORI entered into a sponsorship agreement formalizing certain obligations of the parties in relation to NORI’s exploration and potential exploitation of the NORI Area. Upon reaching the minimum recovery level within the exploitation contract area, NORI will pay Nauru a seabed mineral recovery payment based on the polymetallic nodules recovered from the exploitation contract area. In addition, NORI will pay an administration fee each year to Nauru for such administration and sponsorship, which is subject to review and increase in the event NORI is granted an ISA exploitation contract.

On March 8, 2008, Tonga and TOML entered into a sponsorship agreement formalizing certain obligations of the parties in relation to TOML’s exploration and potential exploitation of the TOML Area (“TOML Sponsorship Agreement”). Upon reaching the minimum recovery level within the exploitation contract area, TOML has agreed to pay Tonga a seabed mineral recovery payment based on the polymetallic nodules recovered from the exploitation contract area. In addition, TOML has agreed to pay reasonable direct costs incurred by Tonga to administer the obligations of Tonga to the ISA. On September 23, 2021, the Company and Tonga updated the TOML Sponsorship Agreement harmonizing the terms of its engagement with TOML with those held by NORI with Nauru.

Contingent Liability

On October 28, 2021, a shareholder filed a putative class action against the Company and certain executives in federal district court for the Eastern District of New York, styled Caper v. TMC The Metals Company Inc. F/K/A Sustainable Opportunities Acquisition Corp., Gerard Barron and Scott Leonard. The complaint alleges that all defendants violated Section 10(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 10b-5 promulgated thereunder, and Messrs. Barron and Leonard violated Section 20(a) of the Exchange Act, by making false and/or misleading statements and/or failing to disclose information about the Company’s operations and prospects during the period from March 4, 2021 and October 5, 2021. On November 15, 2021, a second complaint containing substantially the same allegations was filed, captioned Tran v. TMC the Metals Company, Inc. These cases have been consolidated. On March 6, 2022, a lead plaintiff was selected. The Company denies any allegations of wrongdoing and the Company has filed a motion to dismiss and intends to defend against this lawsuit. There is no assurance, however, that the Company or the other defendants will be successful in their defense of this lawsuit or that insurance will be available or adequate to fund any settlement or judgment or the litigation costs of this action. If the motion to dismiss is unsuccessful, there is a possibility that the Company may incur a loss in this matter. Such losses or range of possible losses either cannot be reliably estimated. A resolution of this lawsuit adverse to the Company or the other defendants, however, could have a material effect on the Company’s financial position and results of operations in the period in which the lawsuit is resolved.